DESCRIPTION OF THE PLAN AND ACCOUNTING POLICIES (Policies) - EBP Plan	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Accounting Principles	Accounting Principles - The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America.
Contributions	Contributions - Plan participants ("Participants") may make contributions to the Plan through payroll deductions for the purpose of purchasing the Company’s no par value common stock ("Shares"). Participants can elect the amount of the payroll deduction as either a percentage of their compensation or a flat dollar amount per payroll date. Participant contributions are recorded in the period that the Participants’ payroll deductions are made. Participant contributions are not subject to vesting and are therefore fully vested at all times.
Payable to Purchase Shares	Payable to Purchase Shares - Payable to purchase Shares primarily represents cash contributed to the Plan in the last offering period of a calendar year that was used to purchase Shares in the first offering period of the next calendar year. Participants purchased 69,563 Shares through the Plan in January 2026 for $1,531,777 at an average price of $22.02 per Share, related to contributions from the last offering period of 2025. Participants purchased 77,523 Shares through the Plan in January 2025 for $1,383,786 related to contributions from the last offering period of 2024. Payable to purchase Shares also includes excess contributions from Participants who purchased less than the maximum number of Shares with contributions from a previous offering period. These excess contributions were carried forward to the next offering period and will be aggregated with future contributions for the purpose of purchasing Shares.
Payable to Participants
Payable to Participants - Payable to participants represents cash in Participant accounts that was contributed to the Plan in amounts greater than the cost of the maximum number of Shares allowed to be purchased during the year. All such amounts will be refunded to Participants from the Plan in the following offering period and are therefore not included in Net Assets Available for Benefits in the accompanying financial statements.

Administrative Expenses	Administrative Expenses - All Plan administrative expenses are paid by the Company and are not reflected in the accompanying financial statements.